CONTINGENCIES (Details) € in Millions, $ in Millions										6 Months Ended	12 Months Ended
	Mar. 08, 2020 USD ($)	Mar. 08, 2020 EUR (€)	Nov. 15, 2019 USD ($)	Nov. 15, 2019 EUR (€)	Nov. 01, 2018 USD ($)	Feb. 15, 2017 USD ($)	May 15, 2012 USD ($)	Jan. 08, 2008 USD ($)	Jan. 08, 2008 EUR (€)	Jun. 30, 2019 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)
France | Association Actionnaires d'Arcelor, Damages
Disclosure of other provisions [line items]
Loss Contingency, damages sought	$ 437.0	€ 390					$ 282.0
Luxembourg | Significant Shareholder
Disclosure of other provisions [line items]
Loss Contingency, damages sought						$ 25.0		$ 202.0	€ 180
Italy | Termination of agreement related to lease and purchase of former Ilva business
Disclosure of other provisions [line items]
Loss contingency, payment for performance bond			$ 1,120.0	€ 1,000
Other legal claims and contingencies | France | Wrongful termination of contract case, possible outcome one
Disclosure of other provisions [line items]
Loss Contingency, damages sought												$ 161.0
Loss contingency, damages sought, counterclaim value												136.0
Loss contingency, damages awarded												3.0
Other legal claims and contingencies | France | Wrongful termination of contract case, possible outcome two
Disclosure of other provisions [line items]
Loss Contingency, damages sought												$ 152.0
ArcelorMittal Brasil S.A. | Lawsuit against federal revenue related to tax for additional freight for renewal of Brazilian Merchant Navy
Disclosure of other provisions [line items]
Loss Contingency, damages sought					$ 17.0					$ 0.3	$ 52.0
ArcelorMittal Las Truchas | Provision for taxes other than income tax
Disclosure of other provisions [line items]
Loss Contingency, damages sought											$ 67.0